Weighted Average Assumptions used to Determine Benefit Obligations, Japan Plan (Detail) - Benefit Obligations Of Japan Plan	Dec. 31, 2017	Dec. 31, 2016
Minimum
Defined Benefit Plan Disclosure [Line Items]
Discount rate	0.113%	0.08%
Rate of increase in compensation per annum	0.00%	0.00%
Maximum
Defined Benefit Plan Disclosure [Line Items]
Discount rate	0.789%	1.30%
Rate of increase in compensation per annum	3.55%	3.55%